Expense Example	Dec. 22, 2025 USD ($)
Schwab High Yield Bond ETF | Schwab High Yield Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab Mortgage-Backed Securities ETF | Schwab Mortgage-Backed Securities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab International Dividend Equity ETF | Schwab International Dividend Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab International Equity ETF | Schwab International Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Schwab Emerging Markets Equity ETF | Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	90
Schwab U.S. Broad Market ETF | Schwab U.S. Broad Market ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab 1000 Index ETF | Schwab 1000 Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab U.S. Large-Cap ETF | Schwab U.S. Large-Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab U.S. Large-Cap Growth ETF | Schwab U.S. Large-Cap Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	51
Schwab U.S. Large-Cap Value ETF | Schwab U.S. Large-Cap Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	51
Schwab U.S. Mid-Cap ETF | Schwab U.S. Mid-Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	51
Schwab U.S. Small-Cap ETF | Schwab U.S. Small-Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	51
Schwab U.S. Dividend Equity ETF | Schwab U.S. Dividend Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77